SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Total assets	$ 3,060	$ 2,302	$ 1,655
Stock purchase warrants liability	429
warrant liabilities to Pure Capital	406	312
Credit facility	699
Total liabilities	1,534	312
Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		603	641
Investment In Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	271	307
Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	1,634	808
Loan Granted MitoCareX [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	704	234
Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	451	350
Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets			1,014
Investment in Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		603
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	271	910	641
Stock purchase warrants liability
warrant liabilities to Pure Capital
Credit facility
Total liabilities
Fair Value, Inputs, Level 1 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		603	641
Fair Value, Inputs, Level 1 [Member] | Investment In Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	271	307
Fair Value, Inputs, Level 1 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Loan Granted MitoCareX [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 1 [Member] | Investment in Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets		603
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Stock purchase warrants liability
warrant liabilities to Pure Capital
Credit facility
Total liabilities
Fair Value, Inputs, Level 2 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Investment In Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Loan Granted MitoCareX [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Investment in Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	2,789	1,392	1,014
Stock purchase warrants liability	429
warrant liabilities to Pure Capital	406	312
Credit facility	699
Total liabilities	1,534	312
Fair Value, Inputs, Level 3 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member] | Investment In Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member] | Solar Pv Joint Venture Project [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	1,634	808
Fair Value, Inputs, Level 3 [Member] | Loan Granted MitoCareX [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	704	234
Fair Value, Inputs, Level 3 [Member] | Convertible Loans To Solterra [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	451	350
Fair Value, Inputs, Level 3 [Member] | Convertible Loans To Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets			$ 1,014
Fair Value, Inputs, Level 3 [Member] | Investment in Plantify [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets